Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000015677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	25.86%	13.22%	11.76%
C000015680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	31.50%	13.69%	11.57%
C000148203
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000015682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000015683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000015677
Average Annual Return [Line Items]
Average Annual Return, Percent	33.53%	14.57%	12.42%
Without Sales Load [Member] | C000015680
Average Annual Return [Line Items]
Average Annual Return, Percent	32.50%	13.69%	11.57%
Without Sales Load [Member] | C000148203
Average Annual Return [Line Items]
Average Annual Return, Percent	33.97%	14.95%	12.80%
Without Sales Load [Member] | C000015682
Average Annual Return [Line Items]
Average Annual Return, Percent	33.88%	14.87%	12.73%
Without Sales Load [Member] | C000015683
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	14.87%	12.75%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	15.64%	13.10%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	15.64%	13.10%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	15.64%	13.10%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	15.64%	13.10%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	15.64%	13.10%